Joint Ventures (Details Textual) $ in Thousands, € in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	May 15, 2018 EUR (€)	Dec. 01, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) MT	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Feb. 14, 2018 USD ($)	Jan. 25, 2018 USD ($)	Oct. 06, 2017 USD ($)
Statement [Line Items]
Percentage of voting equity interests acquired	50.00%	50.00%				50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities				$ 2,600	$ 19,989	$ 38,088
Capital contributions made by related entities											$ 13,300
Volume of lithium metallic equivalent authorised to process and sell | MT						45,000
Contingent Consideration Initial Payment						$ 15,000
Payments Of Deferrred Contingent Consideration						30,000
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination						10,000
Contingent Consideration Deferred Payment						55,000
Proportion of voting rights held in joint venture				50.00%
Dividends received				$ 3,851	10,612	2,091
Minera Exar S.A. [Member]
Statement [Line Items]
Percentage of voting equity interests acquired											50.00%
Other cash payments to acquire interests in joint ventures, classified as investing activities		$ 6,205
Gain (loss) that relates to identifiable assets acquired or liabilities assumed in business combination and is of such size, nature or incidence that disclosure is relevant to understanding combined entity's financial statements					14,507
Capital contributions made by related entities							$ 7,000	$ 13,000
SQM Potasio S.A. [Member]
Statement [Line Items]
Impairment loss					8,802
Joint venture contributions										$ 6,000
Pavoni C Spa [Member]
Statement [Line Items]
Acquisitions through business combinations, intangible assets and goodwill					3,206
Other cash payments to acquire interests in joint ventures, classified as investing activities | €	€ 2.6
Dividends received				0	0	0
SQM Australia Pty [Member]
Statement [Line Items]
Consideration transferred, acquisition-date fair value						70,000
Soquimich European Holding B.V. [Member]
Statement [Line Items]
Other cash payments to acquire interests in joint ventures, classified as investing activities | €	€ 5.5
Lithium Americas Corporation [Member]
Statement [Line Items]
Joint venture contributions									$ 7,000
SQM Vitas Fzco. [Member]
Statement [Line Items]
Dividends received			$ 21,196	$ 10,598	$ 0	$ 0